SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Product Information [Line Items]
Revenue	$ 1,514,692	$ 1,439,155	$ 4,778,527	$ 4,478,373
Animation Revenue [Member]
Product Information [Line Items]
Revenue			4,373,409	4,015,061
Web Filtering Revenue [Member]
Product Information [Line Items]
Revenue			$ 403,676	$ 460,984